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                                        NEW YORK LIFE INSURANCE COMPANY
                                        51Madison Avenue
                                        New York, NY 10010
                                        Bus: 212-576-7558
                                        Fax: 212-576-8339
                                        E-Mail: Charles_A_Whites@newyorklife.com
                                        www.newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        Associate Counsel


VIA EDGAR

August 18, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   New York Life Insurance and Annuity Corporation
      Corporate Sponsored Variable Universal Life
      Separate Account - I
      File No. 333-48300

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplement dated August 15, 2006 to the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on August 15, 2006 as part of the Registrant's most recent registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on August 15, 2006.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.


Very truly yours,



/s/Charles A. Whites, Jr.

Charles A. Whites, Jr.
Associate Counsel